Profit from operations - Summary of Depreciation and Amortization Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	€ 83,560	€ 55,407	€ 30,460
Selling, general and administrative expense [member]
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	5,996	4,216	3,061
Direct and Marketing Expenses [Member]
Disclosure Of Depreciation And Amortisation Expense Explanatory [Line Items]
Depreciation and amortization expense	€ 77,564	€ 51,191	€ 27,399